Group information (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Disclosure of information about consolidated structured entities
The Group considers the FIDC AR III, FIDC TAPSO, FIDC TAPSO II, FIDC SOMA, FIDC SOMA III, FIC FIM STONECO and Fundo Retail to be structured entities that are controlled by the Group. The participation of the Group in each of them is stated as follows:

Outstanding quotas held by the Group

Fundo de Investimento em Direitos Creditórios - Bancos Emissores de Cartão de Crédito - Stone III ("FIDC AR III")	100% of subordinated quotas representing approximately 21% of total (subordinated and senior and/or mezzanine) quotas

Tapso Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO")	100% of subordinated quotas representing approximately 99% of total (subordinated and senior and/or mezzanine) quotas

Tapso II Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO II")	100% of subordinated quotas representing total quotas

SOMA Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA")	100% of subordinated quotas representing total quotas

SOMA III Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA III")	100% of subordinated quotas representing total quotas

Stoneco exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado ("FIC FIM STONECO")	100% of all outstanding quotas of a single class

Retail Renda Fixa Crédito Privado Fundo de Investimento ("Fundo Retail")	100% of all outstanding quotas of a single class

Disclosure of subsidiaries [text block]
The consolidated financial statements of the Group include the following subsidiaries and structured entities:

		% of Group's equity interest
Entity name	Principal activities	December 31, 2022	December 31, 2021

Stone Instituição de Pagamento S.A. (“Stone Pagamentos”)	Merchant acquiring	100.00	100.00
MNLT S.A. (“MNLT”)	Merchant acquiring	100.00	100.00
Pagar.me Instituição de Pagamento S.A. (“Pagar.me”)	Merchant acquiring	100.00	100.00
PDCA S.A. (“PDCA”) (a)	Merchant acquiring	—	100.00
Stone Cartões Instituição de Pagamento S.A. (“Stone Cartões”)	Merchant acquiring	100.00	100.00
Linx Pay Meios de Pagamento Ltda. (“Linx Pay”)	Merchant acquiring	100.00	100.00
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)	Financial services	100.00	100.00
TAG Tecnologia para o Sistema Financeiro S.A. ("TAG")	Financial assets register	100.00	100.00
MAV Participações S.A. (“MVarandas”)(b)	Technology services	—	100.00
MLabs Software S.A. (“MLabs”)	Technology services	51.50	51.50
Equals S.A. (“Equals”)	Technology services	100.00	100.00
Questor Sistemas S.A. (“Questor”)	Technology services	50.00	50.00

		% of Group's equity interest
Entity name	Principal activities	December 31, 2022	December 31, 2021

Sponte Informática S.A. (“Sponte”) (c)	Technology services	100.00	90.00
SimplesVet Tecnologia S.A. (“SimplesVet”) (Note 21.4)	Technology services	50.00	50.00
VHSYS Sistema de Gestão S.A. (“VHSYS”) (Note 21.4)	Technology services	50.00	50.00
Trampolin Pagamentos S.A. (“Trampolin”) (Note 21.4)	Technology services	100.00	100.00
Linx S.A. (“Linx”) (Note 21.4)	Technology services	100.00	100.00
Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”) (d)	Technology services	100.00	100.00
Linx Telecomunicações Ltda.	Technology services	100.00	100.00
Napse S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Napse Uruguay SAS (“Napse Group”)	Technology services	100.00	—
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)	Technology services	100.00	100.00
Napse IT Peru S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Synthesis Holding LLC (“Napse Group”)	Technology services	100.00	100.00
Synthesis US LLC (“Napse Group”)	Technology services	100.00	100.00
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Mercadapp Soluções em Software Ltda ("Mercadapp") (e)	Technology services	—	100.00
Hiper Software S.A. ("Hiper")	Technology services	100.00	100.00
Reclame Aqui LLC (“Reclame Aqui Group”) (Note 21.3)	Technology services	50.00	—
Obvio Brasil Software e Serviços S.A. (“Reclame Aqui Group”) (Note 21.3)	Technology services	50.00	—
O Mediador Tecnologia da Informação S/S Ltda (“Reclame Aqui Group”) (Note 21.3)	Technology services	50.00	—
Reclame Aqui Marcas e Serviços Ltda (“Reclame Aqui Group”) (Note 21.3)	Technology services	50.00	—
Hubcount Tecnologia S.A. (“Hubcount”) (f) (Note 21.3)	Technology services	75.60	—
Creditinfo Jamaica Ltd ("Creditinfo Caribbean") (g)	Credit bureau services	—	53.05
Creditinfo Guyana Ltd ("Creditinfo Caribbean") (g)	Credit bureau services	—	53.05
Creditinfo Barbados Ltd ("Creditinfo Caribbean") (g)	Credit bureau services	—	53.05
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Processing card transactions	100.00	100.00
Buy4 Sub LLC ("Buy4 LLC")	Cloud store card transactions	100.00	100.00
Vitta Corretora de Seguros Ltda. (“Vitta Group”)	Insurance services	100.00	100.00
Stone Seguros S.A. (“Stone Seguros”)	Insurance services	100.00	100.00
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)	Health services	100.00	100.00
Vitta Serviços em Saúde Ltda. (“Vitta Group”)	Health services	100.00	100.00
Vitta Saúde Administradora de Benefícios Ltda. (“Vitta Group”)	Health services	100.00	100.00
StoneCo Pagamentos UK Ltd. ("StoneCo UK")	Service provider	100.00	100.00
Stone Logística Ltda. ("Stone Log")	Logistic services	100.00	100.00
Collact Serviços Digitais S.A. (“Collact”) (h)	Customer relationship management	—	100.00
Stone Franchising Ltda. ("Franchising")	Franchising management	100.00	100.00
Cappta S.A. (“Cappta”)	Electronic fund transfer	59.60	58.48
Ametista Serviços Digitais Ltda.	Electronic fund transfer	100.00	100.00

		% of Group's equity interest
Entity name	Principal activities	December 31, 2022	December 31, 2021

Esmeralda Serviços Digitais Ltda.	Electronic fund transfer	100.00	100.00
Diamante Serviços Digitais Ltda.	Electronic fund transfer	100.00	100.00
Safira Serviços Digitais Ltda.	Electronic fund transfer	100.00	100.00
Fundo de Investimento em Direitos Creditórios - Bancos Emissores de Cartão de Crédito - Stone III (“FIDC AR III”)	Investment fund	100.00	100.00
Tapso Fundo de Investimento em Direitos Creditórios (“FIDC TAPSO”)	Investment fund	100.00	100.00
Tapso II Fundo de Investimentos em Direitos Creditórios (“FIDC TAPSO II”)	Investment fund	100.00	100.00
SOMA Fundo de Investimento em Direitos Creditórios Não Padronizados (“FIDC SOMA”)	Investment fund	100.00	100.00
SOMA III Fundo de Investimento em Direitos Creditórios Não Padronizados (“FIDC SOMA III”)	Investment fund	100.00	100.00
Stoneco Exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado (“FIC FIM STONECO”)	Investment fund	100.00	100.00
Retail Renda Fixa Crédito Privado Fundo de Investimento (“Retail Renda Fixa”)	Investment fund	100.00	100.00
MPB Capital LLC ("MPB")	Investment company	100.00	100.00
DLP Capital LLC ("DLP Cap")	Holding company	100.00	100.00
DLPPar Participações S.A. (“DLPPar”)	Holding company	100.00	100.00
Reclame Aqui Holding Ltd. (Note 21.3)	Holding company	50.00	—
STNE Participações S.A. ("STNE Par")	Holding company	100.00	100.00
STNE Participações em Tecnologia S.A. ("STNE ParTec")	Holding company	100.00	100.00
VittaPar LLC (“Vitta Group”)	Holding company	100.00	100.00
StoneCo CI Ltd (g)	Holding company	—	53.05
Stone Holding Instituições S.A.(i)	Holding company	100.00	—

(a)PDCA was merged into Pagar.me on October 18, 2022.
(b)MVarandas was merged into Linx Sistemas on April 1, 2022.
(c)STNE Par acquired the remaining shares of Sponte on September 20, 2022.
(d)Plugg.to was merged into Linx Sistemas on November 2, 2022.
(e)Mercadapp was merged into Linx Sistemas on January 1, 2022.
(f)STNE Par has a 50% equity in Questor and, on August 31, 2022, Questor acquired a 75.60% equity interest in Hubcount Tecnologia S.A. ("Hubcount").
(g)On October 18, 2022, the Group lost control of its subsidiary StoneCo CI and Creditinfo after a capital contribution by a new investor. The remaining interest of 47.75% held by the Group on Creditinfo is classified as an investment in an associate according to IAS 28. As result of the loss of control, in accordance with IFRS 10, the Group derecognized the assets and liabilities of Creditinfo. Additionally, the Group measured the remaining interest in Creditinfo at fair value, which resulted in a loss of R$8,584 recorded in the statement of profit or loss attributable to the Group as Other income (expenses), net.
(h)Collact was merged into Stone Pagamentos on January 1, 2022.
(i)On October 26, 2022, the Group created a new company, with the objective of holding equity interests in institutions authorized to operate by the Central Bank of Brazil (“BACEN”).

Summary of associates

		% Groups's equity interest
Entity name	Principal activities	December 31, 2022	December 31, 2021

Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)	Technology services	25.00	25.00
Trinks Serviços de Internet S.A. (“Trinks”)	Technology services	19.90	19.90
Neostore Desenvolvimento De Programas De Computador S.A. (“Neomode”)(a)	Technology services	40.02	—
RH Software S.A. (“RH Software”)(b)	Technology services	20.00	—
APP Sistemas S.A. (“APP”)	Technology services	20.00	20.00
Delivery Much Tecnologia S.A. (“Delivery Much”)	Food delivery marketplace	29.50	29.50
Creditinfo Jamaica Ltd (“Creditinfo Caribbean”)	Credit bureau services	47.75	—
Creditinfo Guyana Inc (“Creditinfo Caribbean”)	Credit bureau services	47.75	—
Creditadvice Barbados Ltd (“Creditinfo Caribbean”)	Credit bureau services	47.75	—
Creditinfo ECCU Ltd (“Creditinfo Caribbean”)	Credit bureau services	47.75	—
StoneCo CI Ltd	Holding company	47.75	—
(a)On July 2, 2021, our subsidiary Linx Sistemas signed an agreement to acquire an equity interest of 40% of the shares of Neostore Desenvolvimento de Programas de Computador SA (“Neomode”), through the execution of an Investment Agreement with the shareholders of Neomode. The acquisition was conditioned to Brazilian Antitrust Authority (“CADE”) approval, which occurred on November 19, 2021. The Group concluded the acquisition on January 7, 2022, through a capital increase of R$6,083 and loans conversion of R$875, totalizing a transferred consideration of R$6,958.
(b)On May 2, 2022, the Group acquired a 20% equity interest in RH Software, a private company based in the State of São Paulo, Brazil, for R$2,320 through a loan agreement conversion. RH Software develops software directed to dental clinics, with which the Company expects to obtain synergies in its services to clients. The Group also holds a call option to acquire an additional equity interest in the period from 2 to 3 years counted from the date of closing of the agreement, which will allow the Group to acquire an additional 30% equity interest in RH Software.